13. INCOME TAXES (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Taxes Tables
Schedule of deferred tax amounts
Inception (June 5, 2013) to December 31, 2013
Deferred tax attributed:
Net operating loss carryover	$(241,727)
Less: change in valuation allowance	$(241,727)
Net deferred tax asset	$-

Schedule of income tax reconciliation
March 31,
2014

Deferred tax asset	$436,841
Valuation allowance	(436,841)
$-

US federal income tax rate	34.00%
Valuation allowance	(34.00)%
Provision for income tax	0.00%